Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Bank accounts	R$ 113	R$ 101
Cash equivalents
Bank certificates of deposit (CDBs)	686	524
Overnight	227	370
Others	4
Short term investments	917	894
Cash and cash equivalents	R$ 1,030	R$ 995